Collateralized transactions (Tables)	12 Months Ended
Mar. 31, 2013
Fair value of securities received as collateral available to sell or repledge

The fair value of securities received as collateral, securities borrowed with collateral and securities borrowed without collateral which Nomura is permitted to sell or repledge and the portion that has been sold or repledged are as follows.

	Billions of yen
	March 31
	2012	2013
The fair value of securities received as collateral, securities borrowed as collateral and securities borrowed without collateral where Nomura is permitted by contract or custom to sell or repledge the securities	¥32,075	¥35,281
The portion of the above that has been sold (reported within Trading liabilities in the consolidated balance sheets) or repledged	23,895	28,488

Assets owned, pledged as collateral

Nomura pledges firm-owned securities to collateralize repurchase agreements and other secured financings. Pledged securities that can be sold or repledged by the secured party, including Gensaki Repo transactions, are reported in parentheses as Securities pledged as collateral within Trading assets in the consolidated balance sheets. Assets owned, which have been pledged as collateral, primarily to stock exchanges and clearing organizations, without allowing the secured party the right to sell or repledge them, are summarized in the tables below.

	Millions of yen
	March 31
	2012	2013
Trading assets:
Equities and convertible securities	¥47,966	¥86,108
Government and government agency securities	1,333,482	1,314,277
Bank and corporate debt securities	139,863	161,233
Commercial mortgage-backed securities (“CMBS”)	40,183	33,723
Residential mortgage-backed securities (“RMBS”)	1,527,946	1,674,898
Collateralized debt obligations (“CDO”) and other(1)	82,298	84,065
Investment trust funds and other	—	16,335
Deposits with stock exchanges and other segregated cash	—	4,110

	¥3,171,738	¥3,374,749

Non-trading debt securities	¥54,969	¥49,811
Investments in and advances to affiliated companies	¥33,921	¥37,636

(1)	Includes CLO and ABS those on credit card loans, auto loans and student loans.

Assets subject to lien

Assets subject to lien, except for those disclosed above, are as follows.

	Millions of yen
	March 31
	2012	2013
Loans and receivables	¥55,236	¥706
Trading assets	1,515,079	1,208,753
Office buildings, land, equipment and facilities	116,530	955
Non-trading debt securities	337,681	315,781
Other	260,683	83

	¥2,285,209	¥1,526,278